COMMITMENTS	12 Months Ended
Dec. 31, 2020
COMMITMENTS
COMMITMENTS

23.  COMMITMENTS

The Corporation has entered into long‑term commitments to purchase services, tangible and intangible assets, broadcasting rights, and to pay licences and royalties. The minimum payments for the coming years are as follows:

2021	$383.6
2022 to 2025	678.8
2026 and thereafter	293.0